Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis
Assets measured at fair value on a recurring basis were as follows:

Description	September 30, 2023	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents:
Money market mutual funds	$28,375	$28,375	$—	$—

Total cash equivalents	$28,375	$28,375	$—	$—

Short-term investments:
Commercial paper	$3,963	$—	$3,963	$—
US Treasury securities	55,267	—	55,267	—
Corporate debt securities	14,957	—	14,957	—

Total short-term investments	$74,187	$—	$74,187	$—

Total financial assets	$102,562	$28,375	$74,187	$—

Description	December 31, 2022	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents:
Money market mutual funds	$33,967	$33,967	$—	$—

Total cash equivalents	$33,967	$33,967	$—	$—

Short-term investments:
Commercial paper	$57,138	$—	$57,138	$—
US Treasury securities	64,825	—	64,825	—
Corporate debt securities	19,077	—	19,077	—

Total short-term investments	$141,040	$—	$141,040	$—

Total financial assets	$175,007	$33,967	$141,040	$—

Assets measured at fair value on a recurring basis were as follows:

Description	December 31, 2022	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents:
Money market mutual funds	$33,967	$33,967	$—	$—

Total cash equivalents	$33,967	$33,967	$—	$—

Short-term investments:
Commercial paper	$57,138	$—	$57,138	$—
US Treasury securities	64,825	—	64,825	—
Corporate debt securities	19,077	—	19,077	—

Total short-term investments	$141,040	$—	$141,040	$—

Total financial assets	$175,007	$33,967	$141,040	$—

Description	December 31, 2021	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents:
Money market mutual funds	$108,323	$108,323	$—	$—

Total cash equivalents	$108,323	$108,323	$—	$—

Short-term investments:
Commercial paper	$27,992	$—	$27,992	$—
Corporate debt securities	19,499	—	19,499	—

Total short-term investments	$47,491	$—	$47,491	$—

Total financial assets	$155,814	$108,323	$47,491	$—